Derivative Instruments and Hedging Activities - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Feb. 29, 2020 instrument	Dec. 31, 2019 USD ($)
Derivative [Line Items]
Unrealized gains to be reclassified within the next 12 months			$ 8.6
Interest rate swaps
Derivative [Line Items]
Cash received on hedge	$ 29.6
Designated as Hedging Instrument | Subsequent Event | Interest rate swaps
Derivative [Line Items]
Number of instruments | instrument		3